Derivatives_Overview of the Group's hedge accounting (Details)	12 Months Ended
Dec. 31, 2018
Fair value hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Description of type of hedge	As of the current period end, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 2,956,565 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.
Description of financial instruments designated as hedging instruments	the Group entered into interest rate swap agreements designated as hedging instruments. Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value to the face value of the hedging instrument. The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is USD Libor 3M (6M) plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.
Description of nature of risks being hedged	In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from difference in the timing of the cash flow of the hedged item, price margin set by the counterparty of hedging instruments, or unilateral credit risk fluctuation of either party of the hedging instrument.
Cash flow hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Description of type of hedge	As of the end of the current period, the Group has applied cash flow hedge on foreign currency denominated debentures amounting to 723,308 million Won and debentures on local currency amounting to 99,911 million Won.
Description of financial instruments designated as hedging instruments	This means exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, which results in the conversion of interest rates of debentures from variable interest into fixed interest, eliminating the cash flow fluctuation risk. In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to SGD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest. The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap. Only interest rate and foreign exchange rate fluctuation risk, which is the most significant factor in the cash flow fluctuation of the hedged item, is addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging. Thus, there could be hedge ineffectiveness arising from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party to the transaction.
Description of nature of risks being hedged	The Group's hedging strategies are to (1) Mitigate risks of cash flow fluctuation from variable interest rate debentures due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; (2) Mitigate the risks of cash flow fluctuation from principal and interest of variable-interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; and (3) Mitigate the risks of cash flow fluctuation from principal and interest of fixed-interest rate debentures denominated in foreign currency due to changes in foreign exchange rates by entering into a currency swap contract and thereby designating it as hedging instrument.